Prime Money Market Fund
Prime Money Market Fund
Investment Objective

The Fund is a money market fund that seeks to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Prime Money Market Fund - USD ($)	RBC Institutional Class 1	RBC Institutional Class 2	RBC Select Class	RBC Reserve Class	RBC Investor Class
Shareholder Fees (fees paid directly from your investment)	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prime Money Market Fund	RBC Institutional Class 1	RBC Institutional Class 2	RBC Select Class		RBC Reserve Class		RBC Investor Class
Management Fee	0.10%	0.10%	0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fee	none	0.15%	0.80%		0.90%		1.00%
Shareholder Servicing Fee	0.05%	none	none		none		none
Other Expenses	0.03%	0.03%	0.03%		0.03%		0.03%
Total Other Expenses	0.08%	0.03%	0.03%		0.03%		0.03%
Total Annual Fund Operating Expenses	0.18%	0.28%	0.93%		1.03%		1.13%
Fee Waiver and/or Expense Reimbursement	none	none	(0.13%)	[1]	(0.13%)	[1]	(0.08%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.18%	0.28%	0.80%		0.90%		1.05%
[1]	RBC Capital Markets, LLC ("RBC Capital Markets") has contractually agreed to waive distribution and service fees and/or reimburse the Fund in order to limit the total expenses of each class (excluding interest, brokerage commissions, taxes, extraordinary expenses such as litigation, and other non-routine expenses) to the net expenses in the table for Select Class, Reserve Class, and Investor Class shares, subject to an annual maximum amount equal to the distribution and service fees payable to RBC Capital Markets. This Expense Limitation Agreement is in place until January 31, 2017 and may not be terminated by RBC Capital Markets prior to that date. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, any expenses in excess of the operating expense limit and repay RBC Capital Markets such amounts, provided the relevant class of the Fund is able to do so and remain in compliance with the operating expense limit.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Prime Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
RBC Institutional Class 1	18	58	101	230
RBC Institutional Class 2	29	90	157	356
RBC Select Class	82	283	502	1,131
RBC Reserve Class	92	315	556	1,248
RBC Investor Class	107	351	615	1,367

Principal Investment Strategies

The Prime Money Market Fund invests in a variety of high credit quality money market instruments, including U.S. dollar denominated commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit, taxable municipal obligations, asset-backed securities, debt issued or guaranteed by foreign governments, and repurchase agreements. The Fund may invest a portion of its net assets in tax-exempt municipal obligations, including participation interests.

The Fund invests only in eligible securities as defined by Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”) that present minimal credit risks. Each investment by the Fund must mature (or be deemed by Rule 2a-7 to mature) within 397 days of the date of investment. The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date) of 120 days or less. Immediately after any investment by the Fund in a security (other than a U.S. Government security or, until no later than October 14, 2016, a security that is “guaranteed” by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments.

Principal Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective. The Fund’s emphasis on credit quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or its investments or preclude the Fund’s ability to achieve its investment objective.

Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk. The Fund’s yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield will also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Liquidity Risk. Significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Reinvestment Risk. Reinvestment risk is the risk that a fixed income security’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. Call risk is a type of reinvestment risk. It is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund’s income.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Variable Rate Demand Note Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing the Fund’s average annual returns for the past 1, 5 and 10 years. Past performance does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

For the Fund’s current seven-day yield, call 1-800-422-2766.

Prime Money Market Fund – RBC Institutional Class 1 Annual Total Returns

The year-to-date return as of September 30, 2015 was 0.03%.

During the periods shown in the chart for the Prime Money Market Fund:

	Quarter	Year	Returns
Best quarter:	Q3	2007	1.18%
Worst quarter:	Q4	2014	0.00%

Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns - Prime Money Market Fund	Past Year		Past 5 Years		Past 10 Years		Inception Date
RBC Institutional Class 1	0.01%		0.09%		1.47%
RBC Institutional Class 2	0.01%	[1]	0.03%	[1]	1.42%	[1]	Nov. 21, 2008
RBC Select Class	0.01%	[1]	0.01%	[1]	1.38%	[1]	Nov. 21, 2008
RBC Reserve Class	0.01%	[1]	0.01%	[1]	1.37%	[1]	Nov. 21, 2008
RBC Investor Class	0.01%	[1]	0.01%	[1]	1.36%	[1]	Nov. 21, 2008
[1]	The inception date is November 21, 2008. Performance shown prior to the inception date is based on the performance, fees and expenses of RBC Institutional Class 1 shares of the Fund, and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares. If the performance could have been adjusted for fees and expenses, the 5 and 10 year performance shown for the RBC Reserve and Investor Classes would have been lower.